UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER:            811-21484
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:            Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:            (630) 245-7200
DATE OF FISCAL YEAR END:            October 31, 2008
DATE OF REPORTING PERIOD:            July 31, 2008

Strategic Total Return Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT				VALUE

CORPORATE BONDS (34.1%)
			Consumer Discretionary (8.6%)
	4,410,000		Asbury Automotive Group, Inc. μ 8.000%, 03/15/14	$3,638,250
	4,410,000		Boyd Gaming Corp. μ 7.750%, 12/15/12	3,638,250
			D.R. Horton, Inc. μ
	2,646,000		8.000%, 02/01/09	2,646,000
	1,764,000		9.750%, 09/15/10	1,737,540
	8,159,000		DIRECTV Financing Company, Inc. μ 8.375%, 03/15/13	8,464,962
	13,672,000		EchoStar Communications Corp. μ 7.125%, 02/01/16	12,680,780
	18,524,000		Expedia, Inc. μ 7.456%, 08/15/18	17,968,280
	13,231,000		General Motors Corp. 7.200%, 01/15/11	8,732,460
	14,995,000		Hanesbrands, Inc. μ‡ 6.508%, 12/15/14	13,420,525
	3,705,000		Jarden Corp.- 7.500%, 05/01/17	3,241,875
	2,861,000		Kellwood Company- 7.625%, 10/15/17	1,759,515
	4,410,000		Liberty Media Corp. 8.250%, 02/01/30	3,928,477
	5,734,000		Mandalay Resort Group- 7.625%, 07/15/13	4,730,550
	14,113,000		McDonald’s Corp.- 5.350%, 03/01/18	13,848,508
	4,309,000		MGM Mirage- 7.500%, 06/01/16	3,457,973
	7,057,000		Pulte Homes, Inc.- 8.125%, 03/01/11	6,951,145
			Royal Caribbean Cruises, Ltd.
	11,467,000		7.500%, 10/15/27 μ	8,886,925
	3,528,000		7.250%, 06/15/16	3,016,440
	16,760,000		Service Corp. International μ 6.750%, 04/01/16	15,503,000
	15,878,000		Target Corp.- 6.000%, 01/15/18	16,042,544
	5,734,000		Toll Brothers, Inc. 8.250%, 12/01/11	5,461,635
	2,205,000	GBP	Warner Music Group 8.125%, 04/15/14	3,387,244

$				163,142,878

			Consumer Staples (2.8%)
	13,011,000		Chiquita Brands International, Inc.- 7.500%, 11/01/14	10,636,493
	10,144,000		Del Monte Foods Company μ 8.625%, 12/15/12	10,422,960
	9,703,000		NBTY, Inc. μ 7.125%, 10/01/15	9,169,335
			Pilgrim’s Pride Corp.
	10,585,000		8.375%, 05/01/17 μ	8,150,450
	5,293,000		7.625%, 05/01/15	4,499,050
	13,231,000		Smithfield Foods, Inc. 7.750%, 07/01/17	11,378,660

				54,256,948

			Energy (3.8%)
	10,585,000		Arch Western Financial, LLC μ 6.750%, 07/01/13	10,611,462
			Chesapeake Energy Corp. μ
	6,175,000		6.875%, 01/15/16	5,966,594
	3,528,000		7.500%, 06/15/14	3,576,510
	1,764,000		Dresser-Rand Group, Inc. μ 7.375%, 11/01/14	1,755,180
	2,646,000		GulfMark Offshore, Inc. μ 7.750%, 07/15/14	2,619,540
	6,175,000		Mariner Energy, Inc.- 8.000%, 05/15/17	5,850,812
	4,410,000		Petrohawk Energy Corp.- 7.125%, 04/01/12	4,255,650
	4,851,000		Petróleo Brasileiro, SA 8.375%, 12/10/18	5,663,543
	1,764,000		Premcor Refining Group, Inc.- 7.500%, 06/15/15	1,822,683
	1,941,000		Southwestern Energy Company* 7.500%, 02/01/18	1,999,230
	4,410,000		Superior Energy Services, Inc. 6.875%, 06/01/14	4,123,350
	5,716,000		Whiting Petroleum Corp.- 7.250%, 05/01/12	5,644,550
	17,642,000		Williams Companies, Inc.- 7.750%, 06/15/31	18,347,680

				72,236,784

			Financials (4.1%)
	37,930,000		Ford Motor Credit Company, LLC 9.875%, 08/10/11	30,948,187
			Leucadia National Corp. μ
	14,678,000		8.125%, 09/15/15	14,696,347
	9,703,000		7.000%, 08/15/13	9,387,653
	15,878,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	14,369,590
	9,262,000		Senior Housing Properties Trust 8.625%, 01/15/12	9,493,550

				78,895,327

			Health Care (1.7%)
	4,410,000		Bio-Rad Laboratories, Inc. μ 7.500%, 08/15/13	4,421,025
	11,467,000		Community Health Systems, Inc.- 8.875%, 07/15/15	11,610,337
	1,941,000		DaVita, Inc. μ 7.250%, 03/15/15	1,919,164

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

4,410,000		HCA, Inc.- 9.125%, 11/15/14	$4,553,325
9,703,000		Psychiatric Solutions, Inc. μ 7.750%, 07/15/15	9,533,198

			32,037,049

		Industrials (3.9%)
2,646,000		BE Aerospace, Inc. μ 8.500%, 07/01/18	2,751,840
1,985,000		Belden CDT, Inc. μ 7.000%, 03/15/17	1,890,712
1,764,000		FTI Consulting, Inc. μ 7.625%, 06/15/13	1,799,280
4,410,000		Gardner Denver, Inc. μ 8.000%, 05/01/13	4,387,950
14,113,000		General Electric Company- 5.250%, 12/06/17	13,697,683
3,996,000		H&E Equipment Service, Inc.- 8.375%, 07/15/16	3,456,540
14,113,000		Honeywell International, Inc.- 5.300%, 03/01/18	13,807,002
3,052,000		SPX Corp.* 7.625%, 12/15/14	3,124,485
1,764,000		Terex Corp.- 8.000%, 11/15/17	1,733,130
5,072,000		Trinity Industries, Inc. 6.500%, 03/15/14	4,881,800
14,113,000		United Technologies Corp.- 5.375%, 12/15/17	14,136,428
4,410,000		Wesco Distribution, Inc.- 7.500%, 10/15/17	3,946,950
4,410,000		Westinghouse Air Brake Technologies Corp.- 6.875%, 07/31/13	4,398,975

			74,012,775

		Information Technology (2.9%)
15,236,000		Advanced Micro Devices, Inc. μ 7.750%, 11/01/12	11,617,450
9,703,000		Amkor Technology, Inc. μ 9.250%, 06/01/16	9,242,107
7,498,000		Celestica, Inc. μ 7.875%, 07/01/11	7,572,980
12,790,000		Freescale Semiconductor, Inc. μ 8.875%, 12/15/14	10,903,475
6,422,000		Lender Processing Services, Inc.* 8.125%, 07/01/16	6,446,083
9,262,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	9,516,705

			55,298,800

		Materials (1.6%)
2,646,000		Century Aluminum Company μ 7.500%, 08/15/14	2,612,925
		Ineos Group Holdings, PLC*
2,205,000		8.500%, 02/15/16-	1,488,375
1,323,000	EUR	7.875%, 02/15/16	1,325,916
2,646,000		P.H. Glatfelter Company μ 7.125%, 05/01/16	2,619,540
		Union Carbide Corp.
9,659,000		7.875%, 04/01/23 μ	9,868,397
7,630,000		7.500%, 06/01/25-	7,537,082
6,483,000		Westlake Chemical Corp.- 6.625%, 01/15/16	5,445,720

			30,897,955

		Telecommunication Services (4.0%)
11,467,000		Alamosa Holdings, Inc. 8.500%, 01/31/12	11,238,956
15,613,000		Citizens Communications Company- 9.000%, 08/15/31	13,895,570
		Leap Wireless International, Inc. μ
7,939,000		9.375%, 11/01/14	7,819,915
7,939,000		9.375%, 11/01/14	7,819,915
12,817,000		Qwest Communications International, Inc. μ 7.750%, 02/15/31	10,061,345
4,410,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	4,189,500
14,113,000		Verizon Communications, Inc.- 5.500%, 04/01/17	13,561,619
7,939,000		Windstream Corp.- 8.625%, 08/01/16	8,077,932

			76,664,752

		Utilities (0.7%)
12,349,000		TXU Corp.* 10.250%, 11/01/15	12,410,745

		TOTAL CORPORATE BONDS (Cost $706,092,646)	649,854,013

CONVERTIBLE BONDS (15.4%)
		Consumer Discretionary (3.1%)
8,000,000		Amazon.com, Inc. μ 4.750%, 02/01/09	8,710,000
40,000,000		Ford Motor Company μ 4.250%, 12/15/36	28,000,000
7,000,000		General Motors Corp. μ 6.250%, 07/15/33	3,197,600
15,000,000		Liberty Media Corp. (Time Warner) μ ¥ 3.125%, 03/30/23	15,281,250
5,680,000		Liberty Media Corp. (Viacom-B) μ ¥
		3.250%, 03/15/31	3,585,500

			58,774,350

		Energy (1.3%)
12,000,000		Penn Virginia Corp. μ 4.500%, 11/15/12	15,795,000

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

8,290,000		St. Mary Land & Exploration Company μ 3.500%, 04/01/27	$8,766,675

			24,561,675

		Financials (0.7%)
11,970,000		Health Care REIT, Inc. μ 4.750%, 07/15/27	13,316,625

		Health Care (1.5%)
26,000,000		Invitrogen Corp. μ 3.250%, 06/15/25	28,567,500

		Industrials (4.7%)
32,750,000		L-3 Communications Holdings, Inc. μ 3.000%, 08/01/35	37,662,500
16,000,000		Lockheed Martin Corp. μ‡ 2.426%, 08/15/33	23,105,600
7,500,000		Quanta Services, Inc. μ 3.750%, 04/30/26	11,231,250
18,000,000		Trinity Industries,Inc. μ 3.875%, 06/01/36	17,932,500

			89,931,850

		Information Technology (4.1%)
16,000,000		Euronet Worldwide, Inc. μ 3.500%, 10/15/25	12,840,000
34,000,000		Intel Corp. μ 2.950%, 12/15/35	33,107,500
33,900,000		Linear Technology Corp.* μ 3.000%, 05/01/27	31,272,750

			77,220,250

		TOTAL CONVERTIBLE BONDS (Cost $312,308,216)	292,372,250

SOVEREIGN BOND (1.2%)
		Consumer Discretionary (1.2%)
11,026,000	GBP	United Kingdom Treasury μ 5.750%, 12/07/09 (Cost $22,368,837)	22,099,841

SYNTHETIC CONVERTIBLE SECURITIES (5.5%)
Corporate Bonds (4.6%)
		Consumer Discretionary (1.2%)
590,000		Asbury Automotive Group, Inc. μ 8.000%, 03/15/14	486,750
590,000		Boyd Gaming Corp. μ 7.750%, 12/15/12	486,750
354,000		D.R. Horton, Inc. 8.000%, 02/01/09 μ	354,000
236,000		9.750%, 09/15/10	232,460
1,091,000		DIRECTV Financing Company, Inc. μ 8.375%, 03/15/13	1,131,913
1,828,000		EchoStar Communications Corp. μ 7.125%, 02/01/16	1,695,470
2,476,000		Expedia, Inc. μ 7.456%, 08/15/18	2,401,720
1,769,000		General Motors Corp. 7.200%, 01/15/11	1,167,540
2,005,000		Hanesbrands, Inc. μ‡ 6.508%, 12/15/14	1,794,475
495,000		Jarden Corp.- 7.500%, 05/01/17	433,125
382,000		Kellwood Company- 7.625%, 10/15/17	234,930
590,000		Liberty Media Corp. 8.250%, 02/01/30	525,578
766,000		Mandalay Resort Group- 7.625%, 07/15/13	631,950
1,887,000		McDonald’s Corp.- 5.350%, 03/01/18	1,851,636
576,000		MGM Mirage- 7.500%, 06/01/16	462,240
943,000		Pulte Homes, Inc.- 8.125%, 03/01/11	928,855
		Royal Caribbean Cruises, Ltd.
1,533,000		7.500%, 10/15/27 μ	1,188,075
472,000		7.250%, 06/15/16	403,560
2,240,000		Service Corp. International μ 6.750%, 04/01/16	2,072,000
2,122,000		Target Corp.- 6.000%, 01/15/18	2,143,990
766,000		Toll Brothers, Inc. 8.250%, 12/01/11	729,615
295,000	GBP	Warner Music Group 8.125%, 04/15/14	453,169

			21,809,801

		Consumer Staples (0.4%)
1,739,000		Chiquita Brands International, Inc.- 7.500%, 11/01/14	1,421,633
1,356,000		Del Monte Foods Company μ 8.625%, 12/15/12	1,393,290
1,297,000		NBTY, Inc. μ 7.125%, 10/01/15	1,225,665
		Pilgrim’s Pride Corp.
1,415,000		8.375%, 05/01/17 μ	1,089,550
707,000		7.625%, 05/01/15-	600,950
1,769,000		Smithfield Foods, Inc. 7.750%, 07/01/17	1,521,340

			7,252,428

		Energy (0.5%)
1,415,000		Arch Western Financial, LLC μ 6.750%, 07/01/13	1,418,537
		Chesapeake Energy Corp. μ
825,000		6.875%, 01/15/16	797,156
472,000		7.500%, 06/15/14	478,490
236,000		Dresser-Rand Group, Inc. μ 7.375%, 11/01/14	234,820
354,000		GulfMark Offshore, Inc. μ 7.750%, 07/15/14	350,460

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

825,000		Mariner Energy, Inc.- 8.000%, 05/15/17	$781,688
590,000		Petrohawk Energy Corp.- 7.125%, 04/01/12	569,350
649,000		Petróleo Brasileiro, SA 8.375%, 12/10/18	757,708
236,000		Premcor Refining Group, Inc.- 7.500%, 06/15/15	243,851
259,000		Southwestern Energy Company* 7.500%, 02/01/18	266,770
590,000		Superior Energy Services, Inc. 6.875%, 06/01/14	551,650
764,000		Whiting Petroleum Corp.- 7.250%, 05/01/12	754,450
2,358,000		Williams Companies, Inc.- 7.750%, 06/15/31	2,452,320

			9,657,250

		Financials (0.6%)
5,070,000		Ford Motor Credit Company, LLC 9.875%, 08/10/11	4,136,760
		Leucadia National Corp. μ
1,962,000		8.125%, 09/15/15	1,964,452
1,297,000		7.000%, 08/15/13	1,254,848
2,122,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	1,920,410
1,238,000		Senior Housing Properties Trust 8.625%, 01/15/12	1,268,950

			10,545,420

		Health Care (0.2%)
590,000		Bio-Rad Laboratories, Inc. μ 7.500%, 08/15/13	591,475
1,533,000		Community Health Systems, Inc.- 8.875%, 07/15/15	1,552,162
259,000		DaVita, Inc. μ 7.250%, 03/15/15	256,086
590,000		HCA, Inc.- 9.125%, 11/15/14	609,175
1,297,000		Psychiatric Solutions, Inc. μ 7.750%, 07/15/15	1,274,303

			4,283,201

		Industrials (0.5%)
354,000		BE Aerospace, Inc. μ 8.500%, 07/01/18	368,160
265,000		Belden CDT, Inc. μ 7.000%, 03/15/17	252,413
236,000		FTI Consulting, Inc. μ 7.625%, 06/15/13	240,720
590,000		Gardner Denver, Inc. μ 8.000%, 05/01/13	587,050
1,887,000		General Electric Company- 5.250%, 12/06/17	1,831,469
534,000		H&E Equipment Service, Inc.- 8.375%, 07/15/16	461,910
1,887,000		Honeywell International, Inc.- 5.300%, 03/01/18	1,846,086
408,000		SPX Corp.* 7.625%, 12/15/14	417,690
236,000		Terex Corp.- 8.000%, 11/15/17	231,870
678,000		Trinity Industries, Inc. 6.500%, 03/15/14	652,575
1,887,000		United Technologies Corp.- 5.375%, 12/15/17	1,890,132
590,000		Wesco Distribution, Inc.- 7.500%, 10/15/17	528,050
590,000		Westinghouse Air Brake Technologies Corp.- 6.875%, 07/31/13	588,525

			9,896,650

		Information Technology (0.4%)
2,037,000		Advanced Micro Devices, Inc. μ 7.750%, 11/01/12	1,553,212
1,297,000		Amkor Technology, Inc. μ 9.250%, 06/01/16	1,235,392
1,002,000		Celestica, Inc. μ 7.875%, 07/01/11	1,012,020
1,710,000		Freescale Semiconductor, Inc. μ 8.875%, 12/15/14	1,457,775
858,000		Lender Processing Services, Inc.* 8.125%, 07/01/16	861,218
1,238,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	1,272,045

			7,391,662

		Materials (0.2%)
354,000		Century Aluminum Company μ 7.500%, 08/15/14	349,575
		Ineos Group Holdings, PLC*
295,000		8.500%, 02/15/16-	199,125
177,000	EUR	7.875%, 02/15/16	177,390
354,000		P.H. Glatfelter Company μ 7.125%, 05/01/16	350,460
		Union Carbide Corp.
1,291,000		7.875%, 04/01/23 μ	1,318,988
1,020,000		7.500%, 06/01/25-	1,007,578
867,000		Westlake Chemical Corp.- 6.625%, 01/15/16	728,280

			4,131,396

		Telecommunication Services (0.5%)
1,533,000		Alamosa Holdings, Inc. 8.500%, 01/31/12	1,502,513
2,087,000		Citizens Communications Company- 9.000%, 08/15/31	1,857,430

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Leap Wireless International, Inc. μ
1,061,000		9.375%, 11/01/14	$1,045,085
1,061,000		9.375%, 11/01/14	1,045,085
1,713,000		Qwest Communications International, Inc. μ 7.750%, 02/15/31	1,344,705
590,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	560,500
1,887,000		Verizon Communications, Inc.- 5.500%, 04/01/17	1,813,277
1,061,000		Windstream Corp.- 8.625%, 08/01/16	1,079,568

			10,248,163

		Utilities (0.1%)
1,651,000		TXU Corp.* 10.250%, 11/01/15	1,659,255

		TOTAL CORPORATE BONDS	86,875,226

SOVEREIGN BOND (0.1%)
		Consumer Discretionary (0.1%)
1,474,000	GBP	United Kingdom Treasury μ 5.750%, 12/07/09	2,954,396

NUMBER OF
CONTRACTS			VALUE

Options (0.8)%
		Consumer Discretionary (0.1%)
1,350		Nike, Inc.# Call, 01/16/10, Strike $70.00	708,750
2,200		Omnicom Group, Inc.# Call, 01/17/09, Strike $50.00	198,000

			906,750

		Consumer Staples (0.1%)
2,400		Walgreen Company# Call, 01/16/10, Strike $32.50	1,572,000

		Energy (0.1%)
780		Schlumberger, Ltd.# Call, 01/17/09, Strike $90.00	1,411,800
500		Transocean, Inc.# Call, 01/16/10, Strike $160.00	1,017,500

			2,429,300

		Health Care (0.2%)
		Express Scripts, Inc.#
1,700		Call, 01/17/09, Strike $65.00	1,691,500
1,100		Call, 01/16/10, Strike $70.00	1,463,000
17,100		Schering-Plough Corp.# Call, 11/22/08, Strike $27.50	641,250

			3,795,750

		Industrials (0.0%)
1,285		General Dynamics Corp.# Call, 01/17/09, Strike $90.00	796,700

		Information Technology (0.3%)
		Apple Computer, Inc.#
1,330		Call, 01/17/09, Strike $190.00	1,220,275
190		Call, 01/16/10, Strike $170.00	641,250
2,650		Cisco Systems, Inc.#
		Call, 01/17/09, Strike $30.00	53,000
3,300		Dell, Inc.# Call, 01/16/10, Strike $25.00	1,501,500
150		Google, Inc.# Call, 01/17/09, Strike $710.00	41,250
570		Hewlett-Packard Company# Call, 01/17/09, Strike $45.00	216,600
4,560		Oracle Corp.# Call, 01/17/09, Strike $20.00	1,390,800
2,000		SAP, AG# Call, 01/17/09, Strike $55.00	1,240,000

			6,304,675

		Telecommunication Services (0.0%)
275		America Movil, SA de CV# Call, 01/17/09, Strike $60.00	46,062

		TOTAL OPTIONS	15,851,237

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $126,463,655)	105,680,859

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (17.9%)
		Consumer Discretionary (0.9%)
20,000		Stanley Works μ‡ 5.125%	16,300,000

		Consumer Staples (1.5%)
320,000		Archer Daniels Midland Company μ 6.250%	12,480,000
18,000		Bunge, Ltd. μ 5.125%	16,560,000

			29,040,000

		Financials (7.0%)
425,000		American International Group, Inc. μ 8.500%	24,446,000
43,000		Bank of America Corp. μ 7.250%	40,119,000
542,900		Citigroup, Inc. μ 6.500%	23,955,462
925,000		MetLife, Inc. μ 6.375%	23,291,500
14,000		SLM Corp. μ 7.250%	12,423,250
350,000		Washington Mutual, Inc. μ 5.375%	8,225,000

			132,460,212

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Health Care (4.7%)
400	EUR	Bayer, AG μ 6.625%	$46,592,740
220,000		Schering-Plough Corp. μ 6.000%	43,153,000

			89,745,740

		Industrials (0.7%)
320,000		Avery Dennison Corp. μ 7.875%	14,080,000

		Materials (3.1%)
315,000		Freeport-McMoRan Copper & Gold, Inc. μ 6.750%	44,172,450
2,000	CHF	Givaudan, SA μ 5.375%	15,833,327

			60,005,777

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $403,961,891)	341,631,729

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (3.2%)
		Energy (1.5%)
245,000		Bank of America Corp. (Noble Corp.)* μ 12.000%, 01/01/09	13,345,150
104,000		JPMorgan Chase & Company (Transocean, Inc.)* 12.000%, 12/01/08	14,654,640

			27,999,790

		Information Technology (1.7%)
325,000		Credit Suisse Group (QUALCOMM, Inc.)* μ 12.000%, 12/24/08	16,942,250
680,000		JP Morgan Chase & Company (Intel Corp.)* 12.000%, 12/01/08	15,391,800

			32,334,050

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $63,574,058)	60,333,840

NUMBER OF
SHARES			VALUE

COMMON STOCKS (72.7%)
		Consumer Discretionary (4.7%)
102,527		Amazon.com, Inc.# μ	7,826,911
800,000		Carnival Corp. μ	29,552,000
300,000		CBS Corp. μ	4,908,000
400,000		Harley-Davidson, Inc. μ	15,136,000
1,086,217		Walt Disney Company μ	32,966,686

			90,389,597

		Consumer Staples (6.2%)
1,100,000		Coca-Cola Company μ	56,650,000
500,000		Kimberly-Clark Corp. μ	28,915,000
471,447		Kraft Foods, Inc.	15,001,443
320,000		Philip Morris International, Inc. μ	16,528,000

			117,094,443

		Energy (11.7%)
700,000		BP, PLC μ	43,008,000
875,000		Chevron Corp. μ	73,990,000
775,000		ConocoPhillips μ	63,255,500
875,000		Marathon Oil Corp. μ	43,286,250

			223,539,750

		Financials (7.0%)
500,000		Bank of America Corp. μ	16,450,000
1,372,000		Citigroup, Inc. μ	25,642,680
772,000		Federal National Mortgage Association-	8,878,000
1,050,000		JPMorgan Chase & Company μ	42,661,500
158,074		Lincoln National Corp. μ	7,540,130
500,000		U.S. Bancorp μ	15,305,000
360,000		Wachovia Corp. μ	6,217,200
2,000,000		Washington Mutual, Inc. μ	10,660,000

			133,354,510

		Health Care (15.9%)
525,000		Abbott Laboratories μ	29,578,500
1,375,000		Bristol-Myers Squibb Company μ	29,040,000
300,000		Eli Lilly and Company μ	14,133,000
1,600,000		Johnson & Johnson μ	109,552,000
1,755,000		Merck & Company, Inc. μ	57,739,500
3,300,000		Pfizer, Inc. μ	61,611,000

			301,654,000

		Industrials (9.5%)
480,000		Boeing Company μ	29,332,800
2,600,000		General Electric Company μ	73,554,000
480,000		Honeywell International, Inc. μ	24,403,200
450,000		Masco Corp. μ	7,420,500
435,000		Raytheon Company μ	24,764,550
335,000		United Technologies Corp. μ	21,433,300

			180,908,350

		Information Technology (9.1%)
600,000		eBay, Inc.# μ	15,102,000
1,337,000		Intel Corp. μ	29,668,030
1,325,000		Microsoft Corp. μ	34,079,000
300,000		Nintendo Company, Ltd. μ	18,249,540
1,500,000		Nokia Corp. μ	40,980,000
750,000		Oracle Corp.# μ	16,147,500

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES			VALUE

325,000		QUALCOMM, Inc. μ	$17,985,500

			172,211,570

		Materials (0.7%)
400,000		The Dow Chemical Company μ	13,324,000

		Telecommunication Services (7.9%)
3,043,450		AT&T, Inc. μ	93,768,695
450,000	EUR	France Telecom, AG μ	14,228,604
1,239,000		Verizon Communications, Inc. μ	42,175,560

			150,172,859

		TOTAL COMMON STOCKS (Cost $1,605,170,716)	1,382,649,079

NUMBER OF
CONTRACTS			VALUE

PUT OPTION (0.4%)
		Financials (0.4%)
7,400		Federal National Mortgage Association# Put, 09/20/08, Strike $20.00 (Cost $1,576,218)	6,771,000

PRINCIPAL
AMOUNT			VALUE

INVESTMENT IN AFFILIATED FUND (6.3%)
120,412,793		Calamos Government Money Market Fund - Class I Shares Ω (Cost $120,412,793)	120,412,793

TOTAL INVESTMENTS (156.7%) (Cost $3,361,929,030)			2,981,805,404

LIABILITIES, LESS OTHER ASSETS (-46.2%)			(879,073,544)

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-10.5%)			(200,084,073)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$1,902,647,787

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-1.2%)
		Financials (-1.0%)
4,200		Federal National Mortgage Association# Call, 09/20/08, Strike $19.00	(241,500)
		SPDR Trust Series 1#
10,150		Call, 12/20/08, Strike $136.00	(2,882,600)
6,250		Call, 12/20/08, Strike $132.00	(2,750,000)
6,150		Call, 12/20/08, Strike $127.00	(4,243,500)
6,150		Call, 12/20/08, Strike $126.00	(4,597,125)
6,000		Call, 09/20/08, Strike $134.00	(702,000)
6,000		Call, 12/20/08, Strike $130.00	(3,195,000)
5,050		Call, 09/20/08, Strike $135.00	(469,650)
3,750		Call, 09/20/08, Strike $140.00	(82,500)
3,500		Call, 09/20/08, Strike $136.00	(250,250)

			(19,414,125)

		Health Care (-0.2%)
17,100		Schering-Plough Corp.# Call, 11/22/08, Strike $20.00	(4,446,000)

		TOTAL WRITTEN OPTIONS (Cost $29,759,154)	(23,860,125)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $107,000,121 or 5.6% of net assets.
¥	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2008.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of 261,049,301.
μ	Security, or portion of security, is held in a segregated account as collateral for a margin loan aggregating a total value of $2,347,495,472.
Ω	Investment in an affiliated fund. During the period from November 1, 2007, through July 31, 2008, the fund had net purchases of $34,637,352 and received $1,139,035 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $85,775,441 of the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Strategic Total Return (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.

Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis on July 31, 2008.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2008. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows:

Cost basis of investments	$3,372,255,169

Gross unrealized appreciation	165,721,950
Gross unrealized depreciation	(556,171,715)

Net unrealized appreciation (depreciation)	$(390,449,765)

NOTE 3 – FORWARD FOREIGN CURRENCY CONTRACTS

There were no open forward currency contracts at July 31, 2008.

NOTE 4 – PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 8,000 shares of Preferred Shares outstanding consist of 7 series, 1,304 shares of M, 1,304 shares of TU, 1,304 shares of W, 1,304 shares of TH, 1,304 shares of F, 740 shares of A, and 740 shares of B. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

NOTE 5 – INEREST RATE SWAPS

The Fund may engage in swaps primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in additional to redeeming all or some of the Preferred Shares.

As of July 31, 2008, the Fund had outstanding swaps agreements as listed below.

	Fixed Rate	Floating Rate			Unrealized
	(Fund	(Fund	Termination	Notional	Appreciation/
Counterparty	Pays)	Receives)	Date	Amount	(Depreciation)

Citibank, N.A.	4.34% monthly	1 month LIBOR	6/4/2009	200,000,000	$(2,245,385)

NOTE 6 – SYNTHETIC CONVERTIBLE INSTRUMENTS

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”, which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 7 – SECURITIES LENDING

The Fund may loan one or more of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call a loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities loaned during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At July 31, 2008, the Fund had securities valued at $0 that were on loan to broker-dealers and banks and held $0 in cash or cash equivalent collateral.

NOTE 8 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

TABLE OF CONTENTS

ITEM 2. CONTROLS AND PROCEDURES
ITEM 3. EXHIBITS
SIGNATURES
ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer.
(b) Certification of Principal Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2008

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2008

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2008